Business And Geographic Segment Information (Schedule Of Segment Reporting - Net Sales) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Aug. 02, 2015	May. 03, 2015	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Segment Reporting Information [Line Items]
Net sales	$ 1,693	$ 1,900	$ 2,234	$ 2,255	$ 1,852	$ 1,970	$ 2,281	$ 2,165	$ 8,082	$ 8,268	$ 8,052
Americas Simple Meals and Beverages [Member]
Segment Reporting Information [Line Items]
Net sales									4,483	4,588	4,586
Global Biscuits and Snacks [Member]
Segment Reporting Information [Line Items]
Net sales									2,631	2,725	2,574
Campbell Fresh [Member]
Segment Reporting Information [Line Items]
Net sales									$ 968	$ 955	$ 892